Total
T. Rowe Price Retirement Balanced Fund
Fees and Expenses of the Fund
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Retirement Balanced Fund - USD ($)	Investor Class		Advisor Class	R Class
Maximum account fee	$ 20	[1]	none	none
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Retirement Balanced Fund		Investor Class	Advisor Class	R Class
Management fees	[1]	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees		none	0.25%	0.50%
Other expenses		none	none	none
Total annual fund operating expenses	[1]	0.49%	0.74%	0.99%
[1]	Restated to reflect current fees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Retirement Balanced Fund - USD ($)	Investor Class	Advisor Class	R Class
1 Year	$ 50	$ 76	$ 101
3 Years	157	237	315
5 Years	274	411	547
10 Years	$ 616	$ 918	$ 1,213

Supplement to Prospectus Dated October 1, 2020, as supplemented

The fund pays T. Rowe Price an all-inclusive management fee that covers investment management and all of the fund’s operating expenses except for interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; any acquired fund fees and expenses; and any 12b-1 fees applicable to a class.

Effective July 1, 2021, the fund’s all-inclusive management fee will be reduced from 0.496% to 0.49%.

To reflect the new management fee rate, effective July 1, 2021, the fee table and expense example in section 1 are revised as follows: